DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2014
DEPOSITS
Summary of deposit accounts
	2014	2013

Passbook accounts	$65,359	$63,871
NOW and checking accounts	31,874	29,079
Money market accounts	6,432	7,189
Certificates of deposit	62,584	64,380

Total deposits	$166,249	$164,519

Schedule of maturities of time certificates
2015	$37,943
2016	8,258
2017	5,780
2018	4,318
2019	3,462
Thereafter	2,823

$62,584

Schedule of interest expense on deposits
	2014	2013

NOW	$1	$1
Money market	1	1
Passbook	94	86
Certificates of deposit	571	612

	$667	$700